PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following at December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Computer equipment and software	$1,325	$-
Filament production equipment	45,799	-
Subtotal	47,124	-
Less: accumulated depreciation	(2,704)	-
Property and equipment, net	$44,420	$-

Coroware, Inc. and Subsidiaries [Member]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following at March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Computer equipment and software	$1,325	$1,325
Filament production equipment	45,799	45,799
Subtotal	47,124	47,124

Less: accumulated depreciation	(6,534)	(2,704)
Property and equipment, net	$40,590	$44,420